Operating Leases, as Lessee (Future Non-cancellable Minimum Rental Payments Required Under Operating Leases and/or Licenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Customer Leases, as Lessor [Abstract]
2014	$ 5,464
2015	5,470
2016	5,545
2017	5,618
2018	5,618
Thereafter	67,547
Total	$ 95,262